Restructuring and Other - Restructuring and Other (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Content impairments		$ 17.8	$ 32.2	$ 18.0		$ 32.4
Other impairments								$ 12.8		$ 5.9		$ 0.0
Cash								27.5		10.8		2.8
Accelerated vesting on equity awards (see Note 13)								7.7		4.2		0.0
Total severance costs								35.2		15.0		2.8
COVID-19 related charges included in restructuring and other								0.0		0.1		1.0
Transaction and other costs								84.9		6.2		2.5
Total Restructuring and Other								132.9		27.2		6.3
COVID-19 related charges (benefit) included in Direct operating expense	[1]							(0.9)		(8.9)		(5.2)
Content charges included in direct operating expense	[2]							1.5		8.1		0.0
Charges related to Russia's invasion of Ukraine included in direct operating expense	[3]							0.0		0.0		5.9
Total restructuring and other and other unusual charges not included in restructuring and other								133.5		26.4		7.0
Restructuring and other		7.2	4.9	34.9		9.0		132.9		27.2		6.3
COVID-19 related (charges) benefit included in direct operating expense	[4]							(0.9)		(8.9)		(5.2)
Total restructuring and other and other unusual charges not included in restructuring and other		12.4	4.4	43.3		8.6
Corporate and Reconciling Items
Restructuring Cost and Reserve [Line Items]
Restructuring and other		7.2	4.9	34.9		9.0
COVID-19 related (charges) benefit included in direct operating expense		0.0	(0.5)	(2.1)		(0.4)
Unallocated rent cost included in direct operating expense		5.2	0.0	10.5		0.0
Direct Operating Expense
Restructuring Cost and Reserve [Line Items]
COVID-19 related (charges) benefit included in direct operating expense		0.0	(0.5)	(2.1)		(0.4)
Other Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring and other		0.5	0.0	18.5		0.0
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other		1.1	1.0	4.1		3.5
Transaction and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other		$ 5.6	$ 3.9	12.3		5.5
Starz Business of Lions Gate Entertainment Corp
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges included in restructuring and other	[5]							0.0		0.0		0.1
Transaction and other costs				2.5	[6]	2.0	[6]	5.0	[7]	(1.9)	[7]	8.6	[7]
Total Restructuring and Other				(1.7)		130.6		224.8		89.9		10.5
Content charges included in direct operating expense	[8]							0.0		(0.2)		33.0
Total restructuring and other and other unusual charges not included in restructuring and other				(2.8)		130.6		224.7		86.9		45.3
Restructuring and other				(1.7)		130.6		224.8		89.9		10.5
COVID-19 related (charges) benefit included in direct operating expense								(0.1)		(2.8)		1.8
Starz Business of Lions Gate Entertainment Corp | Selling and Marketing Expense
Restructuring Cost and Reserve [Line Items]
COVID-19 related (charges) benefit included in direct operating expense								0.0		0.0		0.3
Starz Business of Lions Gate Entertainment Corp | Direct Operating Expense
Restructuring Cost and Reserve [Line Items]
COVID-19 related (charges) benefit included in direct operating expense				(1.1)	[9]	0.0		(0.1)	[10]	(2.8)	[10]	1.5	[10]
Starz Business of Lions Gate Entertainment Corp | Other Impairments
Restructuring Cost and Reserve [Line Items]
Content impairments				(4.9)	[11]	126.2	[11]	213.0	[12]	87.6	[12]	0.0	[12]
Starz Business of Lions Gate Entertainment Corp | Severance
Restructuring Cost and Reserve [Line Items]
Total severance costs				0.7	[13]	2.4	[13]	6.8	[14]	4.2	[14]	1.8	[14]
Starz Business of Lions Gate Entertainment Corp | Cash | Severance
Restructuring Cost and Reserve [Line Items]
Cash				0.4	[13]	1.5	[13]	5.4	[14]	4.2	[14]	1.8	[14]
Starz Business of Lions Gate Entertainment Corp | Accelerated vesting on equity awards | Severance
Restructuring Cost and Reserve [Line Items]
Accelerated vesting on equity awards (see Note 13)				$ 0.3	[13]	$ 0.9	[13]	$ 1.4	[14]	$ 0.0	[14]	$ 0.0	[14]

[1]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $1.0 million, $8.4 million and $15.6 million in fiscal 2024, 2023 and 2022, respectively. In fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.
[2]	Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.
[3]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations.
[4]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
[5]	Amounts represent certain incremental general and administrative costs associated with the COVID-19 global pandemic, such as costs related to transitioning the Starz Business to a remote-work environment, costs associated with return-to-office safety protocols, and other incremental general and administrative costs associated with the COVID-19 global pandemic.
[6]	Transaction and other costs in the six months ended September 30, 2024 and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters.
[7]	Transaction and other costs (benefits) in the fiscal years ended March 31, 2024, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal matters. In the fiscal year ended March 31, 2023, these amounts include a benefit of $11.0 million for the settlement of a legal matter.
[8]	Amounts represent certain unusual programming and content charges, see Note 3 for further information.
[9]	Amounts include incremental costs incurred, if any, due to circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $1.1 million in the six months ended September 30, 2024 (six months ended September 30, 2023 — immaterial insurance recoveries). In the six months ended September 30, 2024, insurance recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense.
[10]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $0.2 million, $5.6 million, and $6.5 million in fiscal 2024, 2023, and 2022, respectively.
[11]	During fiscal 2024, the Starz Business continued executing its restructuring plan, which included exiting all international territories except for Canada and India, and included an evaluation of the programming on Starz’s domestic and international platforms. Amounts included in the table above for the six months ended September 30, 2024 represent recoveries of content impairments. See Note 2 for content impairment charges related to discontinued operations. The Starz Business has incurred impairment charges from the inception of the plan through September 30, 2024 amounting to $295.7 million. As the Starz Business continues to evaluate the Starz Business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Starz Business and LG Studios Business, including further strategic review of content and performance and its strategy on a territory-by-territory basis, the Starz Business may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. Accordingly, the Starz Business may incur additional content impairment and other restructuring charges.
[12]	In fiscal 2023, in connection with its ongoing restructuring activities the Starz Business performed a strategic review of content performance across Starz’s platforms, resulting in certain programming being removed from those platforms and written down to fair value. During the fiscal year ended March 31, 2024, the Starz Business continued its evaluation of the programming on Starz’s platforms and cancelled certain ordered programming, and identified certain other programming with limited strategic purpose which was removed from the Starz platforms and abandoned by the Starz Business. See Note 2 for additional content impairment charges related to discontinued operations. The Starz Business has incurred impairment charges from the inception of the plan through March 31, 2024 amounting to $300.6 million. As the Starz Business continues to evaluate the Starz Business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Starz Business and Lionsgate’s LG Studios Business, including further strategic review of content and performance and its strategy on a territory-by-territory basis, the Starz Business may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. Accordingly, the Starz Business may incur additional content impairment and other restructuring charges.
[13]	Severance costs were primarily related to restructuring activities and other cost-saving initiatives attributable to continuing operations.
[14]	Severance costs in the fiscal years ended March 31, 2024, 2023 and 2022 were primarily related to the restructuring activities and other cost-saving initiatives attributable to continuing operations.